UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       AllianceBernstein International Research Growth Fund, Inc.
       1345 Avenue of the Americas
       New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.     Investment Company Act File Number:  811-08527

       Securities Act File Number:          333-41375


4(a).  [_]  Last day of fiscal period for which this Form is filed: July
            25, 2008.

4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).  [X]  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                            $   183,598,514
                                                               ---------------


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:       $   144,027,340
                                                               ---------------


         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995 that
                  were not previously used to reduce
                  registration fees payable to the Commission:  $   48,839,625
                                                               ---------------


         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                $   192,866,965
                                                               ---------------


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                             $           -0-
                                                               ---------------


         (vi)     Redemption credits available for use
                  in future years - if Item 5(i) is less
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                             $     9,268,451
                                                               ---------------


         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                       x0.00003930
                                                                --------------


         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee is due):            -0-
                                                                --------------

6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting
       an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
       securities (number of shares or other units) deducted
       here:                                                               -0-
                                                                --------------

       If there is a number of shares or other units that were
       registered pursuant to rule 24e-2 remaining unsold at the
       end of the fiscal year for which this form is filed that
       are available for use by the issuer in future fiscal
       years, then state that number here:                                 -0-
                                                                --------------

7.     Interest due - if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D):                                                     N/A
                                                                --------------

8.     Total of the amount of the registration fee due plus any
       interest due [line 5(viii)plus line 7]:                           = $-0-
                                                                --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

            [_]  Wire Transfer

            [_]  Mail or other means

                            Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/  Nancy E. Hay
                                            ------------------
                                                 Nancy E. Hay
                                                 Assistant Secretary


Date  October 22, 2008

*Please print the name and title of the signing officer below the signature.




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